Distribution Date: Apr 25, 2007
DISTRIBUTION PACKAGE
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Litton Loan Servicing
February 25, 2007
February 07, 2007
January 01, 2007
J.P. Morgan Securities Inc
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB1
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DISTRIBUTION STATEMENT
Distribution Date:
25-Apr-07
Accrual Periods:
Begin End
Determination Date: 16-Apr-07 Floating Rate Certificates 3/26/2007 4/24/2007
Record Date Libor Certificates: 24-Apr-07 Fixed Certificates, Class CE 3/1/2007 3/31/2007
Record Date Other Certificates: 30-Mar-07
Original
Beginning
Class Interest
Net WAC
Applied Realized
Ending
Certificate
Certificate
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Class
Face Value
Balance
Distribution
Distribution
Shortfall
Distribution
Amount
Amount
Balance
AF-IA $122,546,000.00 $117,291,434.71 $1,837,403.69 $526,834.03 $0.00 $2,364,237.72 $0.00 $0.00 $115,454,031.02
AF-1B $122,546,000.00 $117,291,434.71 $1,837,403.69 $586,848.14 $0.00 $2,424,251.83 $0.00 $0.00 $115,454,031.02
AF-2 $86,330,000.00 $86,330,000.00 $0.00 $411,578.28 $0.00 $411,578.28 $0.00 $0.00 $86,330,000.00
AF-3 $69,619,000.00 $69,619,000.00 $0.00 $332,836.84 $0.00 $332,836.84 $0.00 $0.00 $69,619,000.00
AF-4 $20,291,000.00 $20,291,000.00 $0.00 $99,933.18 $0.00 $99,933.18 $0.00 $0.00 $20,291,000.00
AF-5 $19,732,000.00 $19,732,000.00 $0.00 $98,955.98 $0.00 $98,955.98 $0.00 $0.00 $19,732,000.00
AF-6 $49,007,000.00 $49,007,000.00 $0.00 $238,296.54 $0.00 $238,296.54 $0.00 $0.00 $49,007,000.00
M-1 $17,284,000.00 $17,284,000.00 $0.00 $79,938.50 $0.00 $79,938.50 $0.00 $0.00 $17,284,000.00
M-2 $17,284,000.00 $17,284,000.00 $0.00 $80,658.67 $0.00 $80,658.67 $0.00 $0.00 $17,284,000.00
M-3 $10,314,000.00 $10,314,000.00 $0.00 $48,303.90 $0.00 $48,303.90 $0.00 $0.00 $10,314,000.00
M-4 $9,704,000.00 $9,704,000.00 $0.00 $45,851.40 $0.00 $45,851.40 $0.00 $0.00 $9,704,000.00
M-5 $9,098,000.00 $9,098,000.00 $0.00 $43,215.50 $0.00 $43,215.50 $0.00 $0.00 $9,098,000.00
M-6 $8,795,000.00 $8,795,000.00 $0.00 $42,216.00 $0.00 $42,216.00 $0.00 $0.00 $8,795,000.00
M-7 $8,491,000.00 $8,491,000.00 $0.00 $42,950.31 $0.00 $42,950.31 $0.00 $0.00 $8,491,000.00
M-8 $7,279,000.00 $7,279,000.00 $0.00 $38,942.65 $0.00 $38,942.65 $0.00 $0.00 $7,279,000.00
B-1 $6,065,000.00 $6,065,000.00 $0.00 $35,985.67 $0.00 $35,985.67 $0.00 $0.00 $6,065,000.00
B-2 $6,367,000.00 $6,367,000.00 $0.00 $37,140.83 $0.00 $37,140.83 $0.00 $0.00 $6,367,000.00
CE-1* $15,869,671.61 $15,869,671.61 $0.00 $1,010,706.13 $0.00 $1,010,706.13 $0.00 $0.00 $15,869,671.64
CE-2 $0.00 $0.00 $0.00 $173,866.43 $0.00 $173,866.43 $0.00 $0.00 $0.00
P $100.00 $100.00 $0.00 $125,508.20 $0.00 $125,508.20 $0.00 N/A $100.00
R $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
R-X N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
Total $590,752,100.00 $580,242,969.42 $3,674,807.38 $4,100,567.18 $0.00 $7,775,374.56 $0.00 $0.00 $576,568,162.04
* Notional Balance
AMOUNTS PER $1,000 UNIT
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Pass Through
Class
Cusip
Distribution
Distribution
Amount
Distribution
Amount
Amount
Balance
Interest Rate
AF-IA 1248MGAJ3 $14.99358355 $4.29907161 NA $19.29265517 $0.00000000 $0.00000000 $942.12810716 5.39000%
AF-1B 1248MGAX2 $14.99358355 $4.78879882 NA $19.78238237 $0.00000000 $0.00000000 $942.12810716 6.00400%
AF-2 1248MGAK0 $0.00000000 $4.76750006 NA $4.76750006 $0.00000000 $0.00000000 $1,000.00000000 5.72100%
AF-3 1248MGAL8 $0.00000000 $4.78083339 NA $4.78083339 $0.00000000 $0.00000000 $1,000.00000000 5.73700%
AF-4 1248MGAM6 $0.00000000 $4.92500025 NA $4.92500025 $0.00000000 $0.00000000 $1,000.00000000 5.91000%
AF-5 1248MGAN4 $0.00000000 $5.01500000 NA $5.01500000 $0.00000000 $0.00000000 $1,000.00000000 6.01800%
AF-6 1248MGAP9 $0.00000000 $4.86250005 NA $4.86250005 $0.00000000 $0.00000000 $1,000.00000000 5.83500%
M-1 1248MGAQ7 $0.00000000 $4.62500000 NA $4.62500000 $0.00000000 $0.00000000 $1,000.00000000 5.55000%
M-2 1248MGAR5 $0.00000000 $4.66666686 NA $4.66666686 $0.00000000 $0.00000000 $1,000.00000000 5.60000%
M-3 1248MGAS3 $0.00000000 $4.68333333 NA $4.68333333 $0.00000000 $0.00000000 $1,000.00000000 5.62000%
M-4 1248MGAT1 $0.00000000 $4.72500000 NA $4.72500000 $0.00000000 $0.00000000 $1,000.00000000 5.67000%
M-5 1248MGAU8 $0.00000000 $4.75000000 NA $4.75000000 $0.00000000 $0.00000000 $1,000.00000000 5.70000%
M-6 1248MGAV6 $0.00000000 $4.80000000 NA $4.80000000 $0.00000000 $0.00000000 $1,000.00000000 5.76000%
M-7 1248MGAW4 $0.00000000 $5.05833353 NA $5.05833353 $0.00000000 $0.00000000 $1,000.00000000 6.07000%
M-8 1248MGAA2 $0.00000000 $5.35000000 NA $5.35000000 $0.00000000 $0.00000000 $1,000.00000000 6.42000%
B-1 1248MGAB0 $0.00000000 $5.93333388 NA $5.93333388 $0.00000000 $0.00000000 $1,000.00000000 7.12000%
B-2 1248MGAC8 $0.00000000 $5.83333281 NA $5.83333281 $0.00000000 $0.00000000 $1,000.00000000 7.00000%
CE-1* 1248MGAD6 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
CE-2 1248MGAE4 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
P 1248MGAF1 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R 1248MGAG9 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R-X 1248MGAH7 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
Index
Value
LIBOR 5.32000%

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB1
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date:
April 25, 2007
Index +
Interest
Allocation of
Cap Carryover
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Cap Carryover
Cap Carryover
Carry Forward
Amount
Interest
Interest
Class
Fixed Rate(1)
PT Rate (2)
Relief Act
Amount
Paid
Amount
Paid
Paid (3)
Shortfall
AF-IA 5.39000% $526,834.03 $0.00 $0.00 $0.00 $0.00 $0.00 $526,834.03 $0.00
AF-1B 6.00400% $586,848.14 $0.00 $0.00 $0.00 $0.00 $0.00 $586,848.14 $0.00
AF-2 5.72100% $411,578.28 $0.00 $0.00 $0.00 $0.00 $0.00 $411,578.28 $0.00
AF-3 5.73700% $332,836.84 $0.00 $0.00 $0.00 $0.00 $0.00 $332,836.84 $0.00
AF-4 5.91000% $99,933.18 $0.00 $0.00 $0.00 $0.00 $0.00 $99,933.18 $0.00
AF-5 6.01800% $98,955.98 $0.00 $0.00 $0.00 $0.00 $0.00 $98,955.98 $0.00
AF-6 5.83500% $238,296.54 $0.00 $0.00 $0.00 $0.00 $0.00 $238,296.54 $0.00
M-1 5.55000% $79,938.50 $0.00 $0.00 $0.00 $0.00 $0.00 $79,938.50 $0.00
M-2 5.60000% $80,658.67 $0.00 $0.00 $0.00 $0.00 $0.00 $80,658.67 $0.00
M-3 5.62000% $48,303.90 $0.00 $0.00 $0.00 $0.00 $0.00 $48,303.90 $0.00
M-4 5.67000% $45,851.40 $0.00 $0.00 $0.00 $0.00 $0.00 $45,851.40 $0.00
M-5 5.70000% $43,215.50 $0.00 $0.00 $0.00 $0.00 $0.00 $43,215.50 $0.00
M-6 5.76000% $42,216.00 $0.00 $0.00 $0.00 $0.00 $0.00 $42,216.00 $0.00
M-7 6.07000% $42,950.31 $0.00 $0.00 $0.00 $0.00 $0.00 $42,950.31 $0.00
M-8 6.42000% $38,942.65 $0.00 $0.00 $0.00 $0.00 $0.00 $38,942.65 $0.00
B-1 7.12000% $35,985.67 $0.00 $0.00 $0.00 $0.00 $0.00 $35,985.67 $0.00
B-2 7.00000% $37,140.83 $0.00 $0.00 $0.00 $0.00 $0.00 $37,140.83 $0.00
(1) Limited to the Maximum Rate Cap, as applicable to the Floating Rate Certificates
(2) Includes interest shortfalls from previous payment dates plus interest thereon
(3) Includes Deferred Amounts

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB1
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Supplemental Interest Trust:
Reconciliation:
Swap Account
 Swap Notional Balance
$205,049,651.52 Available funds (A):
Deposit: Investment Income $0.00 Remittance/Collection Account Beginning Balance $7,755,881.32
Deposit: Net Counterparty Payment $21,957.41 Net Payments to Trust from Swap Counterparty $21,957.41
Deposit: Counterparty Termination Payment $0.00 Net Funds from Supplemental Interest $0.00
Deposit / Withdrawal : Net Trust Payment to Counterparty $0.00 Net Funds from Basis Risk Reserve Fund $19.62
Deposit / Withdrawal : Swap Termination Payment to Counterparty $0.00 $7,777,858.35
Dep / Withdrwl : Defaulted Swap Termination Pmnt to Counterparty $0.00 Distributions (B):
Withdrawal : to pay interest on certificates $0.00 Trustee Fee $2,483.80
Withdrawal : to Principal Remittance, to maintain Target OC $0.00 Net Payments to Counterparty from Swap Trust $0.00
Withdrawal: to pay Unpaid Realized Loss Amount $0.00 Total Interest distributed $4,100,567.18
Withdrawal: to pay Net Wac Carryover Amounts $0.00 Total Principal distributed $3,674,807.38
Withdrawal : to CE, remaining amounts $21,957.41 $7,777,858.36
Basis Risk Reserve Fund
(A)-(B): (0.01)
Beginning Balance $5,000.00
Required Amount $0.00 Collection Account Ending Balance (0.01)
Deposit $19.62
Withdrawl
$19.62
Fees:
Ending Balance $5,000.00 Total Fees $76,997.62
Servicing Fee $74,513.82
Trustee Fee $2,483.80
ACCOUNT ACTIVITY

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2007-CB1
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Trigger Event:
Excess Interest Distributions:
Relevant Information:
A) Rolling 6-Month Delinquency Average
1.027% Excess available interest (A): $988,748.72
B) Ending Collateral Balance $592,437,733.68
C) 41.67% of prior period Senior Enhancement % 8.198% 1) as additional principal to certificates $0.00
D) Cumulative Loss Amount $0.00 2) Basis Risk Reserve Fund Deposit 19.62
E) Cumulative Realized Losses/Cut-off Balance 0.000% 3) Remaining Amounts to CE $988,729.10
F) Applicable Cumulative Loss % 100%
G) Cumulative Loss % 0.000% (B): $988,748.72
H) Aggregate Outstanding Balance of 60+ day Delinquent Loans $13,143,315.34
(A)-(B) $0.00
A Trigger Event will occur if either (1) or (2) is True:
(1) Rolling 6 Mo Delq. Avg equals or exceeds 41.67% of prior Senior Enhancement %(A >= C)
NO
(2) Cumulative Real Loss/Cut-Off Balance equals or exceeds Applicable Cumulative Loss %(D >= E)
NO
NO
Stepdown Date:
Relevant Information:
Overcollateralization:
Senior Enhancement Percentage 19.673067%
Overcollateralization Amount (before distributions) $15,869,671.63
Overcollateralization Release Amount $0.00 The earlier of:
Overcollateralization Deficiency $0.00 1) Distribution after Class A balances reduced to zero NO
Overcollateralization Target Amount $15,772,163.46 1) later of (x) Distribution in February 2010 NO
Overcollateralization Floor $3,033,108.36 (y) Date when Senior Enhancement % >=38.40% NO
Overcollateralization Amount (after distributions) $15,869,671.64
NO
Overcollateralization Deficiency Amount (after distributions) $0.00
Miscellaneous:
Recoveries
$0.00
Current Advances $0.00
Outstanding Advances $0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Apr 25, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
596,112,541.05
3,674,807.37
0.00
592,437,733.68
234,820.51
3,419,558.77
20,428.09
0.00
0.00
3,674,807.37
4,030,079.57
74,513.82
0.00
0.00
0.00
0.00
0.00
3,955,565.75
125,508.20
0.00
7,755,881.32
3,058
3,038
0.9766181484
8.11272%
7.60772%
11.23184%
0.00
0.00
0.00
0.00
2,570,176.38
23
0
0.00
173,866.43
74,513.82
0.00
0.00
0.00
0.00
0.00

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance
%
0K to 99.99K
722 40,571,869.45 6.85%
100K to 199.99K
1,072 160,626,209.28 27.11%
200K to 299.99K
723 174,619,100.36 29.47%
300K to 399.99K
298 102,853,522.83 17.36%
400K to 499.99K
139 61,780,708.32 10.43%
500K to 599.99K
47 25,531,565.73 4.31%
600K to 699.99K
21 13,507,395.60 2.28%
700K to 799.99K
8 5,876,525.76 0.99%
800K to 899.99K
6 5,073,079.85 0.86%
900K to 999.99K
2 1,997,756.50 0.34%
Total
3,038
592,437,733.68
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
180.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K 800K to 899.99K
900K to 999.99K
Balance

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
1 364,776.55 0.06%
5.50% - 5.99%
13 3,477,126.42 0.59%
6.00% - 6.49%
78 20,187,368.43 3.41%
6.50% - 6.99%
429 107,829,316.48 18.20%
7.00% - 7.49%
364 87,823,516.43 14.82%
7.50% - 7.99%
503 119,516,252.65 20.17%
8.00% - 8.49%
273 61,208,667.36 10.33%
8.50% - 8.99%
373 75,628,222.54 12.77%
9.00% - 9.49%
158 30,740,720.40 5.19%
9.50% - 9.99%
244 33,948,995.51 5.73%
10.00% - 10.49%
125 12,656,726.10 2.14%
10.50% - 10.99%
129 13,424,181.86 2.27%
11.00% - 11.49%
124 9,627,990.33 1.63%
11.50% - 11.99%
87 8,533,842.91 1.44%
12.00% - 12.49%
72 3,880,883.33 0.66%
12.50% - 12.99%
38 2,352,943.39 0.40%
13.00% - 13.49%
12 585,586.52 0.10%
13.50% - 13.99%
10 428,470.28 0.07%
14.00% - 14.49%
3 153,653.94 0.03%
15.50% - 15.99%
1 32,969.98 0.01%
16.50% - 16.99%
1 35,522.27 0.01%
Total
3,038
592,437,733.68
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.11%
Count
Balance ($)
%
2.00% - 2.99%
2 952,676.98 0.28%
3.00% - 3.99%
2 856,567.94 0.25%
4.00% - 4.99%
97 24,852,331.94 7.32%
5.00% - 5.99%
278 70,137,415.02 20.67%
6.00% - 6.99%
818 201,590,100.66 59.40%
7.00% - 7.99%
148 33,543,821.77 9.88%
8.00% - 8.99%
41 7,436,914.40 2.19%
Total
1,386
339,369,828.71
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.19%

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
0.00% - 0.99%
125 26,653,882.74 7.85%
5.00% - 5.99%
7 2,262,642.68 0.67%
6.00% - 6.99%
240 64,528,355.07 19.01%
7.00% - 7.99%
440 117,574,807.70 34.65%
8.00% - 8.99%
322 77,280,201.54 22.77%
9.00% - 9.99%
153 32,512,827.83 9.58%
10.00% - 10.99%
61 11,747,554.44 3.46%
11.00% - 11.99%
36 6,495,312.52 1.91%
12.00% - 12.99%
2 314,244.19 0.09%
Total
1,386
339,369,828.71
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.38%
Count
Balance ($)
%
11.00% - 11.99%
6 1,853,048.37 0.55%
12.00% - 12.99%
221 58,236,353.84 17.16%
13.00% - 13.99%
350 90,990,532.92 26.81%
14.00% - 14.99%
397 100,258,510.68 29.54%
15.00% - 15.99%
230 54,196,691.29 15.97%
16.00% - 16.99%
96 18,774,144.15 5.53%
17.00% - 17.99%
48 9,234,604.36 2.72%
18.00% - 18.99%
17 2,235,696.54 0.66%
19.00% - 19.99%
21 3,590,246.56 1.06%
Total
1,386
339,369,828.71
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.38%
Count
Balance ($)
%
6
1,247 306,014,943.55 90.17%
12
139 33,354,885.16 9.83%
Total
1,386
339,369,828.71
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
1,247 306,014,943.55 90.17%
12
139 33,354,885.16 9.83%
Total
1,386
339,369,828.71
100.00%
Frequency of Payment Adjustments
Months

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
6 Month LIBOR
1,386 339,369,828.71 100.00%
Total
1,386
339,369,828.71
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
100 21,903,481.97 3.70%
3 Units
25 6,802,334.61 1.15%
4 Units
15 4,745,325.73 0.80%
Condominium
232 37,522,904.67 6.33%
Other
11 1,362,846.90 0.23%
Planned Unit Developmen
493 111,052,101.83 18.74%
Single Family
2,161 408,996,879.55 69.04%
Townhouse
1 51,858.42 0.01%
Total
3,038
592,437,733.68
100.00%
Property Type
Type
Count
Balance ($)
%
2005
68 11,841,653.31 2.00%
2006
2,953 577,400,341.22 97.46%
2007
17 3,195,739.15 0.54%
Total
3,038
592,437,733.68
100.00%
Year of First Payment Date
Year

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.00%- 9.99%
10 426,342.53 0.07%
10.00%-14.99%
20 1,048,472.11 0.18%
15.00%-19.99%
45 2,911,970.25 0.49%
20.00%-24.99%
466 26,773,227.00 4.52%
25.00%-29.99%
18 1,771,239.08 0.30%
30.00%-34.99%
17 2,429,373.76 0.41%
35.00%-39.99%
15 2,522,568.13 0.43%
40.00%-44.99%
32 5,342,941.97 0.90%
45.00%-49.99%
48 8,878,592.02 1.50%
50.00%-54.99%
57 12,526,259.95 2.11%
55.00%-59.99%
84 16,689,242.25 2.82%
60.00%-64.99%
113 25,774,766.40 4.35%
65.00%-69.99%
146 31,401,948.37 5.30%
70.00%-74.99%
158 32,952,613.22 5.56%
75.00%-79.99%
201 46,044,159.98 7.77%
80.00%-84.99%
664 163,621,262.23 27.62%
85.00%-89.99%
200 45,145,800.29 7.62%
90.00%-94.99%
290 65,415,375.84 11.04%
95.00%-99.99%
235 55,558,331.89 9.38%
100.0%-105.0%
219 45,203,246.41 7.63%
Total
3,038
592,437,733.68
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 77
Count
Balance ($)
%
145 - 168
1 364,776.55 0.06%
169 - 192
63 4,719,677.03 0.80%
193 - 216
1 34,351.29 0.01%
217 - 240
18 1,840,920.21 0.31%
241 - 264
2 122,767.43 0.02%
265 - 288
8 511,243.13 0.09%
289 - 312
2 235,455.93 0.04%
313 - 336
4 621,727.82 0.10%
337 - 360
2,008 351,599,775.21 59.35%
457 - 480
513 128,831,629.13 21.75%
481 +
418 103,555,409.95 17.48%
Total
3,038
592,437,733.68
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 415

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
145 - 168
1 364,776.55 0.06%
169 - 192
144 8,782,969.62 1.48%
193 - 216
1 34,351.29 0.01%
217 - 240
18 1,840,920.21 0.31%
241 - 264
2 122,767.43 0.02%
265 - 288
8 511,243.13 0.09%
289 - 312
2 235,455.93 0.04%
313 - 336
4 621,727.82 0.10%
337 - 360
2,849 577,410,215.77 97.46%
457 - 480
9 2,513,305.93 0.42%
Total
3,038
592,437,733.68
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 350
Count
Balance ($)
%
169 - 192
64 5,084,453.58 0.86%
217 - 240
19 1,875,271.50 0.32%
265 - 288
10 634,010.56 0.11%
289 - 312
2 235,455.93 0.04%
337 - 360
2,012 352,221,503.03 59.45%
457 - 480
513 128,831,629.13 21.75%
481 +
418 103,555,409.95 17.48%
Total
3,038
592,437,733.68
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 422
Count
Balance ($)
%
169 - 192
145 9,147,746.17 1.54%
217 - 240
19 1,875,271.50 0.32%
265 - 288
10 634,010.56 0.11%
289 - 312
2 235,455.93 0.04%
337 - 360
2,853 578,031,943.59 97.57%
457 - 480
9 2,513,305.93 0.42%
Total
3,038
592,437,733.68
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 357

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
ALABAMA
19 2,665,438.41 0.45%
ALASKA
1 27,544.53 0.00%
ARIZONA
152 30,233,617.81 5.10%
ARKANSAS
17 2,136,952.99 0.36%
CALIFORNIA
545 160,150,632.32 27.03%
COLORADO
84 15,431,700.48 2.60%
CONNECTICUT
75 13,168,315.55 2.22%
DELAWARE
19 3,989,498.63 0.67%
FLORIDA
588 97,151,023.20 16.40%
GEORGIA
63 8,787,241.15 1.48%
HAWAII
26 6,392,514.86 1.08%
IDAHO
26 4,453,694.18 0.75%
ILLINOIS
79 14,118,106.57 2.38%
INDIANA
14 1,359,784.39 0.23%
IOWA
6 742,918.03 0.13%
KANSAS
10 1,969,272.03 0.33%
KENTUCKY
17 1,737,128.21 0.29%
LOUISIANA
12 1,649,431.14 0.28%
MAINE
25 4,046,184.52 0.68%
MARYLAND
67 12,191,637.48 2.06%
MASSACHUSETTS
29 5,663,969.23 0.96%
MICHIGAN
34 4,360,374.56 0.74%
MINNESOTA
28 4,627,798.94 0.78%
MISSISSIPPI
11 1,451,873.57 0.25%
MISSOURI
37 5,836,708.52 0.99%
MONTANA
7 1,661,316.44 0.28%
NEBRASKA
11 1,168,229.91 0.20%
NEVADA
93 21,226,698.51 3.58%
NEW HAMPSHIRE
23 3,286,562.10 0.55%
NEW JERSEY
28 6,937,148.67 1.17%
NEW MEXICO
7 1,158,927.68 0.20%
NEW YORK
91 20,311,138.65 3.43%
NORTH CAROLINA
35 5,770,818.20 0.97%
NORTH DAKOTA
1 21,965.68 0.00%
OHIO
34 4,887,747.25 0.83%
OKLAHOMA
13 1,975,073.40 0.33%
OREGON
72 13,035,575.01 2.20%
PENNSYLVANIA
122 19,815,182.91 3.34%
RHODE ISLAND
15 3,179,291.62 0.54%
SOUTH CAROLINA
14 1,770,978.81 0.30%
TENNESSEE
65 8,533,237.89 1.44%
TEXAS
161 18,860,769.12 3.18%
UTAH
51 9,437,097.77 1.59%
VERMONT
1 128,351.83 0.02%
VIRGINIA
70 15,132,613.95 2.55%
WASHINGTON
120 27,379,617.09 4.62%
WEST VIRGINIA
1 37,863.16 0.01%
WISCONSIN
12 1,343,217.68 0.23%
WYOMING
7 1,034,949.05 0.17%
Total
3,038
592,437,733.68
100.00%
Geographic Distribution by State
State

Distribution Date: Apr 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0
4
8
12
16
20
24
28
CALIFORNIA
FLORIDA
ARIZONA
WASHINGTON
NEVADA
NEW YORK
PENNSYLVANIA
TEXAS
COLORADO
VIRGINIA
ILLINOIS
CONNECTICUT
OREGON
MARYLAND
UTAH
GEORGIA
TENNESSEE
NEW JERSEY
HAWAII
MISSOURI
NORTH CAROLINA
MASSACHUSETTS
OHIO
MINNESOTA
IDAHO
MICHIGAN
MAINE
DELAWARE
NEW HAMPSHIRE
RHODE ISLAND
ALABAMA
ARKANSAS
OKLAHOMA
KANSAS
SOUTH CAROLINA
KENTUCKY
MONTANA
LOUISIANA
MISSISSIPPI
INDIANA
WISCONSIN
NEBRASKA
NEW MEXICO
WYOMING
IOWA
VERMONT
WEST VIRGINIA
ALASKA
NORTH DAKOTA
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Apr 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,926
563,813,312.82
95.47%
564,003,522.79
64
15,481,105.52
2.62%
15,496,747.38
37
9,071,219.48
1.54%
9,079,292.05
6
2,015,603.06
0.34%
2,019,245.67
1
200,000.00
0.03%
200,000.00
3,034
590,581,240.88
590,798,807.89
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
497,756.55
100.00%
499,440.95
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
497,756.55
499,440.95
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3
1,358,736.25
100.00%
1,359,021.22
0
0.00
0.00%
0.00
3
1,358,736.25
1,359,021.22
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,926
563,813,312.82
95.17%
564,003,522.79
64
15,481,105.52
2.61%
15,496,747.38
38
9,568,976.03
1.62%
9,578,733.00
9
3,374,339.31
0.57%
3,378,266.89
1
200,000.00
0.03%
200,000.00
3,038
592,437,733.68
100.00%
592,657,270.06
Current
30 - 59
days
60 - 89
days
90 - 120
days
120 + days
Current 95.2%
30 - 59 days 2.6%
60 - 89 days 1.6%
90 - 120 days 0.6%
120 + days 0.0%
Total: 100.0%

Distribution Date: Apr 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
64 15,481,105.52 57.83% 37 9,071,219.48 33.89% 6 2,015,603.06 7.53% 1 200,000.00 0.75%
108
26,767,928.06
Bankruptcy
0 0.00 0.00% 1 497,756.55 100.00% 0 0.00 0.00% 0 0.00 0.00%
1
497,756.55
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 3 1,358,736.25 100.00% 0 0.00 0.00%
3
1,358,736.25
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
64
15,481,105.52
54.08%
38
9,568,976.03
33.43%
9
3,374,339.31
11.79%
1
200,000.00
0.70%
112
28,624,420.86
100.00%
54.08
33.43
11.79
0.70
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
Group 1
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
93.51
1.74
4.75
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Apr 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
February 2007
March 2007
April 2007
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
34 8,942,654.77 69 15,447,573.66 64 15,481,105.52
60 - 89 days
1 107,677.56 14 4,721,913.47 38 9,568,976.03
90 - 120 days
0 0.00 2 307,622.32 9 3,374,339.31
120 + days
0 0.00 0 0.00 1 200,000.00
Bankruptcy
0 0.00 0 0.00 1 497,756.55
Foreclosure
0 0.00 0 0.00 3 1,358,736.25
REO
0 0.00 0 0.00 0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
2/
1/
20
07
3/
1/
20
07
4/
1/
20
07
Balance ($)
30 - 59 days
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
2/
1/
20
07
3/
1/
20
07
4/
1/
20
07
Balance ($)
60 - 89 days
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
2/
1/
20
07
3/
1/
20
07
4/
1/
20
07
Balance ($)
90 - 120 days
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
2/
1/
20
07
3/
1/
20
07
4/
1/
20
07
Balance ($)
120 + days
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
2/
1/
20
07
3/
1/
20
07
4/
1/
20
07
Balance ($)
REO
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
2/
1/
20
07
3/
1/
20
07
4/
1/
20
07
Balance ($)
Foreclosure
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
2/
1/
20
07
3/
1/
20
07
4/
1/
20
07
Balance ($)
Bankruptcy

Distribution Date: Apr 25, 2007
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
CPR/CDR HISTORY REPORT - SIX MONTHS
Current
6.71%
3,439,986.86
3 Month
8.60%
Life CPR
8.60%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.00%
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
2/1/2007 3/1/2007 4/1/2007
Group 1
Total
Percentage
Current CPR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
2/1/2007 3/1/2007 4/1/2007
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
2/1/2007 3/1/2007 4/1/2007
Group 1
Total
Percentage
Current CDR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
2/1/2007 3/1/2007 4/1/2007
Group 1
Total
Amount ($)

Distribution Date: Apr 25, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Bankruptcy
Count
Balance ($)
%
1 497,756.55 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
15993751 503,500.00 497,756.55 7.25% 01/01/2007 360
Total:
1
497,756.55
503,500.00

Distribution Date: Apr 25, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Foreclosure
Count
Balance ($)
%
3 1,358,736.25 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
30015440 623,200.00 623,191.92 6.80% 12/01/2006 360
30047369 232,050.00 231,544.33 8.68% 12/01/2006 360
17377243 504,000.00 504,000.00 7.75% 12/01/2006 360
Total:
3
1,358,736.25
1,359,250.00

Distribution Date: Apr 25, 2007
REO LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Apr 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
28 5,087,690.00 3,419,845.49 0.00 596,112,541.05
0.57%
99.43%
1
Prepayment 0.57%
Liquidation 0.00%
Beginning Balance 99.43%
Total: 100.00%
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
30014682 108,555.00 107,266.09 107,233.48 0.00 0.00 0.00 N/A 04/03/2007 32.61 14.700% 0.00
30015655 74,700.00 73,836.84 73,785.04 0.00 0.00 0.00 N/A 04/03/2007 51.80 8.450% 2,490.70
30016992 135,000.00 132,462.46 132,336.01 0.00 0.00 0.00 N/A 04/03/2007 126.45 6.950% 0.00
30056048 160,000.00 159,915.61 159,915.61 0.00 0.00 0.00 Voluntary PIF 03/29/2007 0.00 7.375% 4,718.76
30065023 65,000.00 63,684.29 63,491.14 0.00 0.00 0.00 N/A 04/12/2007 193.15 8.225% 2,084.39
30067102 190,000.00 188,953.83 188,800.72 0.00 0.00 0.00 N/A 04/02/2007 153.11 7.300% 5,509.81
30067235 265,000.00 264,915.71 264,915.71 0.00 0.00 0.00 Voluntary PIF 03/26/2007 0.00 8.675% 0.00
30068852 284,000.00 283,999.99 283,999.99 0.00 0.00 0.00 N/A 04/11/2007 0.00 8.050% 9,144.80
30070635 438,000.00 438,000.00 438,000.00 0.00 0.00 0.00 Voluntary PIF 03/16/2007 0.00 6.500% 11,388.00
30076228 88,065.00 87,431.06 87,380.87 0.00 0.00 0.00 Voluntary PIF 03/16/2007 50.19 9.290% 880.65
30076327 312,000.00 311,394.27 311,319.92 0.00 0.00 0.00 Voluntary PIF 03/26/2007 74.35 8.840% 15,573.40
30076608 64,500.00 64,271.93 64,238.32 0.00 0.00 0.00 Voluntary PIF 03/26/2007 33.61 9.490% 1,285.43
30088124 165,000.00 164,150.61 164,041.09 0.00 0.00 0.00 N/A 04/12/2007 109.52 8.325% 0.00
30090054 182,500.00 182,220.93 182,179.86 0.00 0.00 0.00 N/A 04/13/2007 41.07 9.000% 0.00
30092852 188,720.00 188,599.00 188,574.32 0.00 0.00 0.00 N/A 04/13/2007 24.68 7.990% 6,026.65
30099758 73,000.00 72,109.06 71,882.84 0.00 0.00 0.00 N/A 04/02/2007 226.22 7.490% 3,240.45
30112403 35,000.00 34,913.53 34,900.71 0.00 0.00 0.00 Voluntary PIF 03/30/2007 12.82 11.175% 641.40
30167100 200,000.00 199,793.26 199,740.67 0.00 0.00 0.00 Voluntary PIF 03/22/2007 52.59 8.390% 6,707.69
30167977 313,000.00 312,251.17 312,141.52 0.00 0.00 0.00 Voluntary PIF 03/28/2007 109.65 7.450% 9,303.57
15993769 91,650.00 91,022.54 90,967.67 0.00 0.00 0.00 Voluntary PIF 03/20/2007 54.87 8.990% 3,269.97
30015994 450,000.00 0.00 0.00 0.00 0.00 0.00 0.00 0.000% 13,815.00
30022586 224,000.00 0.00 0.00 0.00 0.00 0.00 0.00 0.000% 7,040.02
30061188 375,000.00 0.00 0.00 0.00 0.00 0.00 0.00 0.000% 7,482.09

Distribution Date: Apr 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
30088892 115,000.00 0.00 0.00 0.00 0.00 0.00 0.00 0.000% 5,046.24
30089569 100,000.00 0.00 0.00 0.00 0.00 0.00 0.00 0.000% 3,110.00
30092225 175,000.00 0.00 0.00 0.00 0.00 0.00 0.00 0.000% 1,750.00
30115943 90,000.00 0.00 0.00 0.00 0.00 0.00 0.00 0.000% 3,923.92
30167381 125,000.00 0.00 0.00 0.00 0.00 0.00 0.00 0.000% 1,075.26
Total:
28
5,087,690.00
3,421,192.18
1,346.69
3,419,845.49
0.00
0.00
0.00
125,508.20

Distribution Date: Apr 25, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Apr 25, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2007-CB1
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #